Stockholders' Equity (Schedule of Restricted Stock) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Outstanding, beginning balance			123,897	111,131	305,316
Restricted Shares,Granted				145,000	35,000
Restricted Shares, Vested			(110,564)	(123,066)	(101,899)
Restricted Shares, Forfeited				(9,168)	(127,286)
Restricted Shares, Outstanding, ending balance			13,333	123,897	111,131
Restricted Shares, Weighted-Average Grant Date Fair Value, Outstanding, beginning balance			$ 1.53	$ 2.92	$ 3.36
Restricted Shares, Weighted-Average Grant Date Fair Value, Granted			$ 0	$ 1.43	$ 2.67
Restricted Shares, Weighted-Average Grant Date Fair Value, Vested			$ 1.53	$ 2.59	$ 3.29
Restricted Shares, Weighted-Average Grant Date Fair Value, Forfeited			$ 0	$ 2.46	$ 3.95
Restricted Shares, Weighted-Average Grant Date Fair Value, Outstanding, ending balance			$ 1.59	$ 1.53	$ 2.92
Restricted Shares, Aggregate Intrinsic Value, Outstanding			$ 14,933	$ 157,349	$ 470,084	$ 598,419
Unrecognized share-based compensation expense related to unvested awards expected to be recognized in the period	2 years 1 month 17 days	2 years 4 months 10 days